Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 MediaTek Inc USD ($)	Dec. 31, 2013 MediaTek Inc CNY	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2012 Mr Wang Yongchao CNY
Amounts due from related parties:
Amounts due from related parties	$ 1,007	6,097		$ 1,007	6,097
Amounts due to related parties:
Amounts due to related parties			991			988	3